AMERICAN AADVANTAGE FUNDS
AMERICAN AADVANTAGE MILEAGE FUNDS
Platinum Class

Supplement Dated July 16, 2003 to the Prospectus dated March 1, 2003


The footnotes to the Fees and Expenses table on page 14 are replaced with the following:

1 The Manager has contractually agreed to waive a portion of Distribution Fees for the Municipal Money Market Fund through December 31, 2003 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.99%. The contractual fee waiver can be changed by a majority vote of the Fund's Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003. Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.99%.

2 The Manager has contractually agreed to waive a portion of the Fund's Distribution Fees through December 31, 2003 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.20%. The contractual fee waiver can be changed by a majority vote of the Fund's Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003. Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 1.20%.

3 The Manager has contractually agreed to waive a portion of the Fund's Distribution Fees through December 31, 2003, if the Fund's Total Annual Fund Operating Expenses exceed 0.99%. The contractual fee waiver can be changed by a majority vote of the Fund's Board of Trustees. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003. Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.99%.